Schedule of Investments ─ IQ MacKay ESG High Income ETF

July 31, 2023 (unaudited)

	Principal Amount	Value
Long - Term Bonds 97.8%

Corporate Bonds — 82.2%

Advertising — 0.7%
Lamar Media Corp.
4.000%, due 2/15/30	$352,000	$309,928
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, due 1/15/29	362,000	307,266
		617,194
Aerospace & Defense — 0.8%
TransDigm, Inc.
4.625%, due 1/15/29	302,000	269,535
4.875%, due 5/1/29	306,000	275,342
6.250%, due 3/15/26	90,000	89,515
6.750%, due 8/15/28	85,000	85,254
		719,646
Agriculture — 0.5%
Darling Ingredients, Inc.
5.250%, due 4/15/27	432,000	420,143

Airlines — 2.3%
Allegiant Travel Co.
7.250%, due 8/15/27	263,000	259,461
American Airlines, Inc.
11.750%, due 7/15/25	231,000	254,595
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 4/20/26	512,417	504,737
Delta Air Lines, Inc.
4.375%, due 4/19/28	245,000	232,736
7.375%, due 1/15/26	62,000	64,364
United Airlines, Inc.
4.375%, due 4/15/26	292,000	276,477
4.625%, due 4/15/29	385,000	348,296
		1,940,666
Apparel — 0.5%
Hanesbrands, Inc.
4.875%, due 5/15/26	415,000	389,087

Auto Manufacturers — 2.7%
Ford Motor Co.
3.250%, due 2/12/32	450,000	355,785
Ford Motor Credit Co. LLC
3.375%, due 11/13/25	445,000	416,065
3.815%, due 11/2/27	378,000	339,311
4.000%, due 11/13/30	224,000	192,426
4.950%, due 5/28/27	382,000	362,501
7.350%, due 3/6/30	670,000	693,595
		2,359,683
Auto Parts & Equipment — 1.7%
Clarios Global LP / Clarios US Finance Co.
6.250%, due 5/15/26	755,000	754,440
8.500%, due 5/15/27	81,000	82,011
Dana, Inc.
4.500%, due 2/15/32	94,000	78,358
Goodyear Tire & Rubber Co. (The)
5.000%, due 7/15/29	635,000	585,537
		1,500,346
Banks — 0.0%(a)
Fifth Third Bancorp
4.772%, (SOFRINDX + 2.13%), due 7/28/30(b)	18,000	16,937

	Principal Amount	Value

Corporate Bonds (continued)

Beverages — 0.0%(a)
Triton Water Holdings, Inc.
6.250%, due 4/1/29	$33,000	$27,885

Building Materials — 1.7%
Camelot Return Merger Sub, Inc.
8.750%, due 8/1/28	286,000	278,932
Emerald Debt Merger Sub LLC
6.625%, due 12/15/30	335,000	332,906
MIWD Holdco II LLC / MIWD Finance Corp.
5.500%, due 2/1/30	340,000	287,300
Standard Industries, Inc.
4.375%, due 7/15/30	640,000	555,574
		1,454,712
Chemicals — 2.1%
Avient Corp.
7.125%, due 8/1/30	317,000	319,555
Innophos Holdings, Inc.
9.375%, due 2/15/28	372,000	369,887
Olin Corp.
5.000%, due 2/1/30	183,000	168,082
Olympus Water US Holding Corp.
4.250%, due 10/1/28	74,000	59,307
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, due 4/1/25	320,000	318,400
Scih Salt Holdings, Inc.
6.625%, due 5/1/29	104,000	90,368
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28	250,000	223,680
Trinseo Materials Operating Sca / Trinseo Materials Finance, Inc.
5.125%, due 4/1/29	22,000	12,934
WR Grace Holdings LLC
5.625%, due 8/15/29	257,000	216,880
		1,779,093
Commercial Services — 5.2%
ADT Security Corp. (The)
4.125%, due 8/1/29	304,000	263,720
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, due 6/1/29	251,000	191,469
9.750%, due 7/15/27	53,000	48,606
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.625%, due 6/1/28	635,000	538,550
AMN Healthcare, Inc.
4.000%, due 4/15/29	79,000	70,160
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, due 3/1/29	310,000	288,429
Brink’s Co. (The)
4.625%, due 10/15/27	71,000	66,718
Carriage Services, Inc.
4.250%, due 5/15/29	75,000	64,969
Gartner, Inc.
4.500%, due 7/1/28	345,000	322,519
Herc Holdings, Inc.
5.500%, due 7/15/27	311,000	298,854
Hertz Corp. (The)
4.625%, due 12/1/26	501,000	452,629
5.000%, due 12/1/29	134,000	110,696
Nesco Holdings II, Inc.
5.500%, due 4/15/29	93,000	84,583

Schedule of Investments ─ IQ MacKay ESG High Income ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value

Corporate Bonds (continued)

Commercial Services (continued)
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, due 8/31/27	$490,000	$432,546
Service Corp. International
3.375%, due 8/15/30	424,000	353,526
Sotheby’s
7.375%, due 10/15/27	345,000	305,623
Wash Multifamily Acquisition, Inc.
5.750%, due 4/15/26	510,000	474,523
Williams Scotsman International, Inc.
4.625%, due 8/15/28	72,000	66,220
		4,434,340
Computers — 1.4%
NCR Corp.
5.125%, due 4/15/29	615,000	549,963
Seagate HDD Cayman
4.091%, due 6/1/29	335,000	294,390
4.125%, due 1/15/31	68,000	56,039
8.500%, due 7/15/31	25,000	26,101
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
5.750%, due 6/1/25	248,000	249,860
		1,176,353
Cosmetics/Personal Care — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.625%, due 7/15/30	75,000	75,656

Diversified Financial Services — 2.1%
OneMain Finance Corp.
3.500%, due 1/15/27	327,000	282,748
6.625%, due 1/15/28	696,000	659,885
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	140,000	115,576
5.375%, due 10/15/25	394,000	376,510
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.625%, due 3/1/29	412,000	351,222
		1,785,941
Electric — 3.1%
Calpine Corp.
3.750%, due 3/1/31	342,000	280,328
4.500%, due 2/15/28	526,000	482,811
4.625%, due 2/1/29	40,000	34,441
Edison International
Series B, 5.000%, (5 Year US CMT T-Note + 3.90%), due 3/15/72(b)	242,000	209,081
NextEra Energy Operating Partners LP
4.250%, due 7/15/24	29,000	28,456
PG&E Corp.
5.000%, due 7/1/28	294,000	271,990
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/72(b)	1,130,000	1,081,354
Vistra Operations Co. LLC
4.375%, due 5/1/29	262,000	231,255
		2,619,716
Electrical Component & Equipment — 0.4%
Energizer Holdings, Inc.
4.750%, due 6/15/28	424,000	380,849

	Principal Amount	Value

Corporate Bonds (continued)

Electronics — 0.4%
Imola Merger Corp.
4.750%, due 5/15/29	$441,000	$387,212

Engineering & Construction — 0.9%
Artera Services LLC
9.033%, due 12/4/25	320,000	300,859
Brundage-Bone Concrete Pumping Holdings, Inc.
6.000%, due 2/1/26	318,000	305,442
Weekley Homes LLC / Weekley Finance Corp.
4.875%, due 9/15/28	185,000	166,046
		772,347
Entertainment — 3.4%
Affinity Interactive
6.875%, due 12/15/27	445,000	393,683
Caesars Entertainment, Inc.
4.625%, due 10/15/29	604,000	531,715
CDI Escrow Issuer, Inc.
5.750%, due 4/1/30	126,000	117,022
Churchill Downs, Inc.
4.750%, due 1/15/28	393,000	363,281
International Game Technology PLC
5.250%, due 1/15/29	293,000	278,351
Penn National Gaming, Inc.
4.125%, due 7/1/29	132,000	109,029
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.625%, due 3/1/30	380,000	336,703
WMG Acquisition Corp.
3.750%, due 12/1/29	575,000	502,113
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, due 10/1/29	297,000	268,749
		2,900,646
Environmental Control — 0.7%
Covanta Holding Corp.
4.875%, due 12/1/29	320,000	282,596
Waste Pro USA, Inc.
5.500%, due 2/15/26	335,000	317,413
		600,009
Food — 2.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.625%, due 1/15/27	513,000	486,144
6.500%, due 2/15/28	320,000	318,742
B&G Foods, Inc.
5.250%, due 9/15/27	456,000	393,232
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28	13,000	12,348
Performance Food Group, Inc.
4.250%, due 8/1/29	390,000	346,444
Post Holdings, Inc.
4.625%, due 4/15/30	413,000	363,947
5.500%, due 12/15/29	276,000	256,315
US Foods, Inc.
4.625%, due 6/1/30	363,000	326,500
		2,503,672
Food Service — 0.5%
Aramark Services, Inc.
5.000%, due 2/1/28	436,000	409,841

Schedule of Investments ─ IQ MacKay ESG High Income ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value

Corporate Bonds (continued)

Gas — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp.
9.375%, due 6/1/28	$110,000	$112,134

Healthcare-Products — 0.8%
Hologic, Inc.
4.625%, due 2/1/28	412,000	391,622
Teleflex, Inc.
4.625%, due 11/15/27	340,000	320,875
		712,497
Healthcare-Services — 4.6%
Catalent Pharma Solutions, Inc.
3.125%, due 2/15/29	355,000	296,227
Centene Corp.
2.500%, due 3/1/31	349,000	279,252
4.625%, due 12/15/29	364,000	338,422
Chs/Community Health Systems, Inc.
5.250%, due 5/15/30	258,000	206,151
6.000%, due 1/15/29	343,000	293,265
CHS/Community Health Systems, Inc.
8.000%, due 3/15/26	718,000	705,070
Encompass Health Corp.
4.750%, due 2/1/30	321,000	291,768
5.750%, due 9/15/25	219,000	218,421
IQVIA, Inc.
5.000%, due 5/15/27	96,000	92,573
Tenet Healthcare Corp.
4.250%, due 6/1/29	397,000	355,728
4.625%, due 6/15/28	454,000	420,144
6.125%, due 6/15/30	436,000	423,683
		3,920,704
Home Builders — 0.5%
Lgi Homes, Inc.
4.000%, due 7/15/29	250,000	210,026
Meritage Homes Corp.
3.875%, due 4/15/29	86,000	76,902
Thor Industries, Inc.
4.000%, due 10/15/29	47,000	40,374
Tri Pointe Homes, Inc.
5.700%, due 6/15/28	79,000	75,840
		403,142
Housewares — 0.7%
CD&R Smokey Buyer, Inc.
6.750%, due 7/15/25	363,000	341,227
Newell Brands, Inc.
6.375%, due 9/15/27	268,000	263,645
		604,872
Insurance — 0.3%
Global Atlantic Fin Co.
4.700%, (5 Year US CMT T-Note + 3.80%), due 10/15/51(b)	48,000	34,537
Nmi Holdings, Inc.
7.375%, due 6/1/25	202,000	203,984
		238,521
Internet — 2.3%
Arches Buyer, Inc.
6.125%, due 12/1/28	640,000	551,200
Cogent Communications Group, Inc.
3.500%, due 5/1/26	85,000	78,826
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.500%, due 3/1/29	295,000	253,670
	Principal Amount	Value

Corporate Bonds (continued)

Internet (continued)
Match Group Holdings II LLC
4.125%, due 8/1/30	$360,000	$310,662
5.625%, due 2/15/29	224,000	212,841
Newfold Digital Holdings Group, Inc.
6.000%, due 2/15/29	156,000	115,050
Uber Technologies, Inc.
4.500%, due 8/15/29	518,000	478,770
		2,001,019
Investment Companies — 0.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, due 5/15/26	90,000	84,370

Leisure Time — 4.4%
Carnival Corp.
5.750%, due 3/1/27	514,000	475,455
6.000%, due 5/1/29	455,000	408,995
Carnival Holdings Bermuda Ltd.
10.375%, due 5/1/28	410,000	447,371
NCL Corp Ltd.
5.875%, due 3/15/26	382,000	361,471
NCL Corp. Ltd.
8.375%, due 2/1/28	305,000	317,971
NCL Finance Ltd.
6.125%, due 3/15/28	373,000	339,430
Royal Caribbean Cruises Ltd.
5.375%, due 7/15/27	333,000	316,624
8.250%, due 1/15/29	290,000	302,873
9.250%, due 1/15/29	410,000	436,498
Viking Cruises Ltd.
5.875%, due 9/15/27	170,000	158,965
9.125%, due 7/15/31	200,000	205,640
		3,771,293
Lodging — 0.9%
Boyd Gaming Corp.
4.750%, due 12/1/27	317,000	298,545
Hilton Domestic Operating Co., Inc.
4.000%, due 5/1/31	532,000	464,041
		762,586
Machinery-Diversified — 0.3%
Chart Industries, Inc.
7.500%, due 1/1/30	24,000	24,596
GrafTech Global Enterprises, Inc.
9.875%, due 12/15/28	200,000	203,156
		227,752
Media — 7.3%
Cable One, Inc.
4.000%, due 11/15/30	301,000	237,790
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	374,000	307,463
4.250%, due 1/15/34	371,000	285,158
4.500%, due 8/15/30	306,000	259,273
4.500%, due 5/1/32	485,000	395,451
4.750%, due 3/1/30	900,000	780,090
6.375%, due 9/1/29	255,000	243,826
CSC Holdings LLC
4.625%, due 12/1/30	679,000	341,099
5.250%, due 6/1/24	150,000	139,834
5.750%, due 1/15/30	510,000	264,015
11.250%, due 5/15/28	410,000	405,388

Schedule of Investments ─ IQ MacKay ESG High Income ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value

Corporate Bonds (continued)

Media (continued)
Directv Financing LLC / Directv Financing Co-Obligor, Inc.
5.875%, due 8/15/27	$667,000	$602,117
Dish DBS Corp.
5.750%, due 12/1/28	75,000	57,714
DISH Network Corp.
11.750%, due 11/15/27	170,000	171,118
iHeartCommunications, Inc.
6.375%, due 5/1/26	445,000	384,614
Nexstar Media, Inc.
4.750%, due 11/1/28	436,000	384,257
5.625%, due 7/15/27	162,000	152,298
Sirius XM Radio, Inc.
3.875%, due 9/1/31	84,000	65,769
4.000%, due 7/15/28	382,000	332,371
4.125%, due 7/1/30	90,000	74,121
TEGNA, Inc.
4.625%, due 3/15/28	95,000	85,025
Univision Communications, Inc.
4.500%, due 5/1/29	369,000	319,287
		6,288,078
Mining — 1.0%
Arsenal AIC Parent LLC
8.000%, due 10/1/30	155,000	158,100
Novelis Corp.
3.250%, due 11/15/26	102,000	92,685
3.875%, due 8/15/31	138,000	114,913
4.750%, due 1/30/30	523,000	470,051
		835,749
Miscellaneous Manufacturing — 0.5%
Gates Global LLC / Gates Corp.
6.250%, due 1/15/26	445,000	439,458

Office/Business Equipment — 1.0%
Xerox Corp.
3.800%, due 5/15/24	397,000	389,095
Xerox Holdings Corp.
5.500%, due 8/15/28	542,000	475,645
		864,740
Oil & Gas — 5.3%
Aethon United Br LP / Aethon United Finance Corp.
8.250%, due 2/15/26	367,000	364,211
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
7.000%, due 11/1/26	495,000	484,121
Callon Petroleum Co.
6.375%, due 7/1/26	487,000	477,176
7.500%, due 6/15/30	103,000	99,994
8.000%, due 8/1/28	81,000	82,128
CNX Resources Corp.
6.000%, due 1/15/29	88,000	82,309
7.250%, due 3/14/27	212,000	211,411
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, due 2/1/29	410,000	379,250
6.000%, due 2/1/31	290,000	262,621
Moss Creek Resources Holdings, Inc.
7.500%, due 1/15/26	442,000	412,814
Occidental Petroleum Corp.
7.500%, due 5/1/31	81,000	88,938
8.875%, due 7/15/30	112,000	129,754
Range Resources Corp.
4.750%, due 2/15/30	76,000	69,852
	Principal Amount	Value

Corporate Bonds (continued)

Oil & Gas (continued)
Southwestern Energy Co.
4.750%, due 2/1/32	$250,000	$222,134
5.375%, due 3/15/30	304,000	284,434
Sunoco LP / Sunoco Finance Corp.
5.875%, due 3/15/28	312,000	303,455
Transocean Titan Financing Ltd.
8.375%, due 2/1/28	45,000	46,463
Vital Energy, Inc.
7.750%, due 7/31/29	641,000	548,055
		4,549,120
Oil & Gas Services — 1.4%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, due 4/1/28	127,000	119,697
6.875%, due 4/1/27	567,000	552,819
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, due 4/1/26	112,000	110,992
6.875%, due 9/1/27	443,000	426,747
		1,210,255
Packaging & Containers — 1.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, due 8/15/26	95,000	88,993
5.250%, due 8/15/27	615,000	527,827
Ball Corp.
6.875%, due 3/15/28	97,000	99,236
Mauser Packaging Solutions Holding Co.
9.250%, due 4/15/27	146,000	135,641
Owens-Brockway Glass Container, Inc.
6.375%, due 8/15/25	75,000	74,966
Sealed Air Corp/Sealed Air Corp US
6.125%, due 2/1/28	25,000	24,888
		951,551
Pharmaceuticals — 0.5%
Elanco Animal Health, Inc.
6.650%, due 8/28/28	413,000	407,536
PRA Health Sciences, Inc.
2.875%, due 7/15/26	63,000	57,962
		465,498
Pipelines — 3.4%
CNX Midstream Partners LP
4.750%, due 4/15/30	340,000	294,698
EnLink Midstream LLC
5.625%, due 1/15/28	265,000	259,066
Eqm Midstream Partners LP
7.500%, due 6/1/30	445,000	458,888
EQM Midstream Partners LP
4.750%, due 1/15/31	501,000	447,294
5.500%, due 7/15/28	309,000	297,311
Genesis Energy LP / Genesis Energy Finance Corp.
7.750%, due 2/1/28	661,000	642,849
Venture Global Calcasieu Pass LLC
3.875%, due 8/15/29	447,000	387,061
6.250%, due 1/15/30	60,000	58,669
Venture Global LNG, Inc.
8.375%, due 6/1/31	100,000	101,472
		2,947,308
REITS — 3.3%
Iron Mountain Information Management Services, Inc.
5.000%, due 7/15/32	95,000	82,212

Schedule of Investments ─ IQ MacKay ESG High Income ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value

Corporate Bonds (continued)

REITS (continued)
Iron Mountain, Inc.
4.500%, due 2/15/31	$273,000	$235,357
5.250%, due 7/15/30	355,000	320,920
5.625%, due 7/15/32	293,000	263,965
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
4.875%, due 5/15/29	337,000	294,454
RHP Hotel Properties LP / RHP Finance Corp.
7.250%, due 7/15/28	175,000	177,630
SBA Communications Corp.
3.125%, due 2/1/29	404,000	340,612
3.875%, due 2/15/27	205,000	188,860
Service Properties Trust
7.500%, due 9/15/25	293,000	289,587
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, due 2/15/28	497,000	494,028
VICI Properties LP / VICI Note Co., Inc.
4.250%, due 12/1/26	40,000	37,679
XHR LP
4.875%, due 6/1/29	84,000	73,072
		2,798,376
Retail — 4.6%
Arko Corp.
5.125%, due 11/15/29	62,000	51,540
Asbury Automotive Group, Inc.
4.750%, due 3/1/30	391,000	345,315
Bath & Body Works, Inc.
6.950%, due 3/1/33	192,000	173,733
Ferrellgas LP / Ferrellgas Finance Corp.
5.875%, due 4/1/29	450,000	387,000
Foot Locker, Inc.
4.000%, due 10/1/29	169,000	131,389
Foundation Building Materials, Inc.
6.000%, due 3/1/29	80,000	69,289
Group 1 Automotive, Inc.
4.000%, due 8/15/28	382,000	338,278
IRB Holding Corp.
7.000%, due 6/15/25	168,000	168,840
Lcm Investments Holdings II LLC
8.250%, due 8/1/31	110,000	111,744
Lithia Motors, Inc.
3.875%, due 6/1/29	35,000	30,140
4.375%, due 1/15/31	384,000	330,067
Macy’s Retail Holdings LLC
6.125%, due 3/15/32	139,000	124,049
Michaels Cos., Inc. (The)
5.250%, due 5/1/28	60,000	51,002
7.875%, due 5/1/29	84,000	59,850
Nordstrom, Inc.
4.375%, due 4/1/30	103,000	86,882
QVC, Inc.
4.850%, due 4/1/24	306,000	290,386
Sonic Automotive, Inc.
4.625%, due 11/15/29	352,000	301,571
4.875%, due 11/15/31	123,000	102,110
SRS Distribution, Inc.
6.000%, due 12/1/29	200,000	173,500
White Cap Buyer LLC
6.875%, due 10/15/28	30,000	27,027
Yum! Brands, Inc.
4.625%, due 1/31/32	316,000	286,254
	Principal Amount	Value

Corporate Bonds (continued)

Retail (continued)
5.375%, due 4/1/32	$304,000	$287,765
		3,927,731
Software — 1.7%
Cloud Software Group, Inc.
6.500%, due 3/31/29	486,000	437,418
MSCI, Inc.
4.000%, due 11/15/29	666,000	606,058
PTC, Inc.
3.625%, due 2/15/25	157,000	151,682
4.000%, due 2/15/28	298,000	273,484
		1,468,642
Telecommunications — 1.3%
Commscope, Inc.
8.250%, due 3/1/27	162,000	122,638
CommScope, Inc.
4.750%, due 9/1/29	605,000	466,084
Level 3 Financing, Inc.
3.400%, due 3/1/27	137,000	120,834
3.750%, due 7/15/29	404,000	264,895
10.500%, due 5/15/30	110,000	113,945
Viavi Solutions, Inc.
3.750%, due 10/1/29	23,000	19,737
		1,108,133
Transportation — 0.7%
First Student Bidco, Inc. / First Transit Parent, Inc.
4.000%, due 7/31/29	438,000	371,146
Xpo, Inc.
7.125%, due 6/1/31	213,000	215,531
		586,677
Total Corporate Bonds
(Cost $69,440,765)		70,552,180

Foreign Bonds — 15.6%

Aerospace & Defense — 1.5%
Bombardier, Inc., (Canada)
6.000%, due 2/15/28	166,000	156,072
7.500%, due 2/1/29	660,000	653,879
7.875%, due 4/15/27	504,000	502,395
		1,312,346
Airlines — 0.9%
Air Canada, (Canada)
3.875%, due 8/15/26	345,000	320,146
Air Canada 2020-1 Class C Pass-Through Trust, (Canada)
C10.500%, due 7/15/26	455,000	493,116
		813,262
Banks — 1.4%
Intesa Sanpaolo SpA, (Italy)
5.017%, due 6/26/24	213,000	208,111
5.710%, due 1/15/26	373,000	360,102
UniCredit SpA, (Italy)
7.296%, (USD 5 Year Swap + 4.91%), due 4/2/34(b)	668,000	648,234
		1,216,447
Beverages — 0.4%
Primo Water Holdings, Inc., (Canada)
4.375%, due 4/30/29	422,000	370,533

Chemicals — 1.6%
Ineos Finance PLC, (Luxembourg)
6.750%, due 5/15/28	343,000	327,205

Schedule of Investments ─ IQ MacKay ESG High Income ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value

Foreign Bonds (continued)

Chemicals (continued)
INEOS Quattro Finance 2 PLC, (United Kingdom)
3.375%, due 1/15/26	$317,000	$288,293
SPCM SA, (France)
3.125%, due 3/15/27	804,000	721,198
		1,336,696
Commercial Services — 0.8%
Garda World Security Corp., (Canada)
4.625%, due 2/15/27	480,000	443,361
9.500%, due 11/1/27	258,000	252,545
		695,906
Distribution/Wholesale — 0.0%(a)
Ritchie Bros Holdings, Inc., (Canada)
7.750%, due 3/15/31	15,000	15,633

Forest Products & Paper — 0.4%
Ahlstrom Holding 3 Oy, (Finland)
4.875%, due 2/4/28	383,000	317,547

Home Builders — 0.3%
Mattamy Group Corp., (Canada)
5.250%, due 12/15/27	238,000	225,050

Household Products/Wares — 0.9%
Kronos Acquisition Holdings, Inc. / KIk Custom Products, Inc., (Canada)
7.000%, due 12/31/27	420,000	369,692
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., (Canada)
5.000%, due 12/31/26	435,000	404,550
		774,242
Machinery-Diversified — 0.6%
Husky III Holding Ltd., (Canada)
13.000%, due 2/15/25	345,000	320,850
TK Elevator US Newco, Inc., (Germany)
5.250%, due 7/15/27	178,000	166,457
		487,307
Media — 1.9%
Altice Financing SA, (Luxembourg)
5.000%, due 1/15/28	57,000	44,230
5.750%, due 8/15/29	97,000	72,742
UPC Broadband Finco BV, (Netherlands)
4.875%, due 7/15/31	344,000	288,906
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30	98,000	80,414
Virgin Media Secured Finance PLC, (United Kingdom)
5.500%, due 5/15/29	465,000	429,281
Virgin Media Vendor Financing Notes IV DAC, (United Kingdom)
5.000%, due 7/15/28	79,000	69,523
VZ Secured Financing BV, (Netherlands)
5.000%, due 1/15/32	359,000	291,731
Ziggo Bond Co. BV, (Netherlands)
5.125%, due 2/28/30	83,000	65,570
Ziggo BV, (Netherlands)
4.875%, due 1/15/30	331,000	280,275
		1,622,672
	Principal Amount	Value

Foreign Bonds (continued)

Pharmaceuticals — 0.6%
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
5.125%, due 5/9/29	$580,000	$531,425

Retail — 1.0%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.500%, due 2/15/29	311,000	273,297
4.000%, due 10/15/30	662,000	568,891
		842,188
Software — 0.6%
Open Text Corp., (Canada)
3.875%, due 12/1/29	569,000	481,309

Telecommunications — 2.7%
Altice France Holding SA, (Luxembourg)
10.500%, due 5/15/27	88,000	37,237
Altice France SA, (France)
5.125%, due 7/15/29	68,000	47,622
8.125%, due 2/1/27	641,000	524,326
Iliad Holding SASU, (France)
6.500%, due 10/15/26	495,000	474,389
7.000%, due 10/15/28	150,000	140,826
Telecom Italia Capital SA, (Italy)
7.721%, due 6/4/38	232,000	206,205
Vmed O2 UK Financing I PLC, (United Kingdom)
4.750%, due 7/15/31	454,000	383,230
Vodafone Group PLC, (United Kingdom)
7.000%, (USD 5 Year Swap + 4.87%), due 4/4/79(b)	493,000	506,807
		2,320,642
Total Foreign Bonds
(Cost $13,269,651)		13,363,205

	Shares
Short-Term Investment — 0.7%

Money Market Fund — 0.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.16%(c)
(Cost $600,977)	600,977	600,977

Total Investments — 98.5%
(Cost $83,311,393)		84,516,362
Other Assets and Liabilities, Net — 1.5%		1,307,960
Net Assets — 100.0%		$85,824,322

(a)	Less than 0.05%.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2023.
(c)	Reflects the 7-day yield at July 31, 2023.

Abbreviations
CMT	- Constant Maturity Treasury Index
SOFR	- Secured Financing Overnight Rate

Schedule of Investments ─ IQ MacKay ESG High Income ETF (continued)

July 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Corporate Bonds	$—	$70,552,180	$—	$70,552,180
Foreign Bonds	—	13,363,205	—	13,363,205
Short-Term Investment:
Money Market Fund	600,977	–	—	600,977
Total Investments in Securities	$600,977	$83,915,385	$—	$84,516,362

(d)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended July 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.